CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Statement of cash flows [abstract]
Property, plant and equipment eliminated	$ 2,122,069
Cancellation of contracts	(39,382)
Payment for purchase of business and subsidiaries	(395,221,502)
Cash equivalents acquired	$ 1,558,988,613